                            SELECT TEN PLUS FUND, LLC

                                       OF

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1999



                                    CONTENTS

President's Letter.............................................................1
Financial Statements, Financial Highlights, and Schedule of
    Investments:
       Select Ten Plus Fund Portfolio-June.....................................2
Notes to Financial Statements..................................................6

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR FUND UNITS, IS A BANK AND FUND UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

[LETTER HEAD]-REGISTERED TRADEMARK-
NATIONAL INTEGRITY
Life Insurance Company

A member of the ARM Financial Group



August 12, 1999



Dear Unit Holders:


I am pleased to introduce the Select Ten Plus Fund, LLC semi-annual report for the fiscal period ended June 30, 1999. The semi-annual report details the investment holdings in the June Portfolio of Select Ten Plus Fund, LLC as of June 30, 1999, as well as other financial information.

Select Ten Plus Fund, LLC, which follows the popular "Dow Ten" investment strategy, exists for the sole purpose of helping to provide a valuable tool that assists you in meeting your investment objectives.

Thank you for your confidence. If you have any questions or comments, please contact us at your convenience.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines
President


15 Matthews Street, Suite 200
Goshen,New York 10924
Phone: 800-335-2821
Fax: 914-615-1034

                        SELECT TEN PLUS PORTFOLIO - JUNE

                       STATEMENT OF ASSETS AND LIABILITIES

                                    UNAUDITED

                                                                                           JUNE 30, 1999
                                                                                          ---------------
ASSETS
   Investments in securities, at value (cost $441,228)--See accompanying schedule         $       443,575
   Cash                                                                                           441,530
                                                                                          ---------------
TOTAL ASSETS                                                                                      885,105

LIABILITIES
   Payable for investments purchased                                                              441,250
                                                                                          ---------------
TOTAL LIABILITIES                                                                                 441,250
                                                                                          ---------------
NET ASSETS                                                                                $       443,855
                                                                                          ---------------
                                                                                          ---------------
UNIT VALUE, offering and redemption price per unit                                        $         10.05
                                                                                          ---------------
                                                                                          ---------------
Units outstanding                                                                                  44,153
                                                                                          ---------------
                                                                                          ---------------
                             STATEMENT OF OPERATIONS

                                    UNAUDITED
                                                                                          FOR THE ONE DAY
                                                                                           PERIOD ENDED
                                                                                           JUNE 30, 1999
                                                                                          (COMMENCEMENT
                                                                                           OF OPERATIONS)
                                                                                          ---------------
INVESTMENT INCOME - DIVIDENDS                                                             $             -

EXPENSES
   Investment advisory and management fees                                                              6
   Other expenses                                                                                      16
                                                                                          ---------------
     Total expenses                                                                                    22
                                                                                          ---------------
Net investment loss                                                                                   (22)

UNREALIZED GAIN ON INVESTMENTS
   Unrealized appreciation on investments                                                           2,347
                                                                                          ---------------
Change in net unrealized gain on investments                                                        2,347
                                                                                          ---------------
Net increase in net assets resulting from operations                                      $         2,325
                                                                                          ---------------
                                                                                          ---------------

SEE ACCOMPANYING NOTES.

                        SELECT TEN PLUS PORTFOLIO - JUNE

                       STATEMENT OF CHANGES IN NET ASSETS

                                    UNAUDITED

                                                                                          FOR THE ONE DAY
                                                                                           PERIOD ENDED
                                                                                           JUNE 30, 1999
                                                                                          (COMMENCEMENT
                                                                                           OF OPERATIONS)
                                                                                          ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment loss                                                                    $           (22)
   Change in net unrealized appreciation on investments                                             2,347
                                                                                          ---------------
     Net increase in net assets resulting from operations                                           2,325

Contract related transactions:
   Contributions from contract holders (44,153 units)                                             441,530
                                                                                          ---------------
Total increase in net assets                                                                      443,855

NET ASSETS
Beginning of period                                                                                     -
                                                                                          ---------------
End of period                                                                             $       443,855
                                                                                          ---------------
                                                                                          ---------------

SEE ACCOMPANYING NOTES.

                        SELECT TEN PLUS PORTFOLIO - JUNE

                              FINANCIAL HIGHLIGHTS

                                    UNAUDITED

                                                                                          FOR THE ONE DAY
                                                                                           PERIOD ENDED
                                                                                           JUNE 30, 1999
                                                                                          (COMMENCEMENT
                                                                                           OF OPERATIONS)
                                                                                          ---------------
SELECTED PER-UNIT DATA
 Unit value, beginning of period                                                         $          10.00
 Loss from investment operations:
   Net investment income                                                                              - *
   Net unrealized gain on investments                                                                0.05
                                                                                          ---------------
     Total from investment operations                                                               10.05
                                                                                          ---------------
 Unit value, end of period                                                               $          10.05
                                                                                          ---------------
                                                                                          ---------------

TOTAL RETURN                                                                                        0.50%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                $            444
 Ratio of net investment loss to average net assets                                                (1.82%)
 Ratio of expenses to average net assets                                                            1.82%
 Portfolio turnover rate                                                                              - *


PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.
*  Less than $0.01.

                        SELECT TEN PLUS PORTFOLIO - JUNE

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30,1999

                                    UNAUDITED

                                                                         NUMBER
                                                                         OF SHARES             VALUE
                                                                      ---------------     ---------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (10.0%)
   Du Pont (E.I.) de Nemours and Company                                          651     $        44,471

CAPITAL GOODS (19.8%)
   Caterpillar Inc.                                                               731              43,860
   Minnesota Mining and Manufacturing Company                                     507              44,077
                                                                                          ---------------
                                                                                                   87,937
CONSUMER CYCLICAL (30.1%)
   Eastman Kodak Company                                                          648              43,902
   General Motors Corporation                                                     682              45,012
   The Goodyear Tire & Rubber Company                                             754              44,345
                                                                                          ---------------
                                                                                                  133,259
CONSUMER STAPLE (10.0%)
   Phillip Morris Companies, Inc.                                               1,105              44,407

ENERGY (19.8%)
   Chevron Corporation                                                            465              44,262
   Exxon Corporation                                                              565              43,576
                                                                                          ---------------
                                                                                                   87,838
FINANCIAL (10.3%)
   J.P. Morgan & Company, Inc.                                                    325              45,663


TOTAL COMMON STOCKS (Cost $441,228)                                                               443,575
                                                                                          ---------------
TOTAL INVESTMENTS (100.0%)                                                                $       443,575
                                                                                          ---------------
                                                                                          ---------------


  OTHER INFORMATION:
  Purchases excluding short-term securities, for the period ended June 30, 1999 aggregated $441,228. At June 30, 1999, net unrealized appreciation for tax purposes aggregated $2,347 of which $3,460 related to appreciated investments and $1,113 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

     SELECT TEN PLUS FUND, LLC OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1999

                                    UNAUDITED

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION

   Select Ten Plus Fund, LLC (the "Fund") was formed as of September 30, 1998. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. Contributions to the Fund are presently limited to PINNACLE contract holders. PINNACLE is a flexible premium variable annuity product issued by National Integrity Life Insurance Company ("National Integrity"). National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity"). The Fund is currently divided into four portfolios: Select Ten Plus Portfolio-March, Select Ten Plus Portfolio-June, Select Ten Plus Portfolio-September, and Select Ten Plus Portfolio-December (the "Portfolio(s)"). Each Portfolio is a non-diversified investment company which invests directly in securities. The Portfolios seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. To the extent any of the ten highest yielding stocks qualifying for a Portfolio are reasonably believed to receive 15% or more of their revenues from securities-related activities, the Portfolio will allocate a maximum of 5% of its assets to each of those stocks, and will allocate the remainder of its assets among the remaining stocks not so limited. The Fund has applied to the Securities and Exchange Commission for exemptive relief from this limitation, but there is no assurance as to when or if it will be granted. Each Portfolio is open for new investments on only one day of each year. The twelve month holding period begins on the last business day of the month for which the Portfolio is named. For example, the Select Ten Plus Portfolio-June invests only on the last business day of June each year. As of June 30, 1999, the June Portfolio was the only Portfolio that had invested assets. The assets of the Fund are owned by National Integrity.

   ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Fund. Integrity Capital Advisors, Inc. ("Integrity Capital"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Fund pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Portfolios pursuant to a sub-advisory agreement.

   ARM Financial Group, Inc. ("ARM") is the ultimate parent of National Integrity, Integrity Capital and ARM Securities. ARM specializes in the asset accumulation business, providing retail and institutional customers with products and services designed to serve the growing long-term savings and retirement markets. At June 30, 1999, ARM had approximately $10.4 billion of assets under management.

     SELECT TEN PLUS FUND, LLC OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") for investment companies.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Portfolios.

FEDERAL INCOME TAX MATTERS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income and net realized gains. Therefore, no provision for federal or state income tax is required.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital serves as investment adviser of the Portfolios and National Asset serves as the sub-adviser of the Portfolios. For providing investment management services to the Portfolios, Integrity Capital receives a monthly fee based on an annual rate of .50% of each Portfolio's average daily net assets. Integrity Capital, not the Fund, pays sub-advisory fees to National Asset based on the combined average daily net assets of the National Integrity Portfolios and the Divisions that comprise Separate Account Ten of Integrity Life Insurance Company (collectively, the "net asset base"). Fees under the sub-advisory agreement are paid at an annual rate of .10% of the net asset base up to $100 million and .05% of the net asset base in excess of

     SELECT TEN PLUS FUND, LLC OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY

2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES (CONTINUED)

$100 million. Integrity Capital has guaranteed it will pay National Asset a minimum sub-advisory fee of $25,000 during the first year of operation for the Fund and Separate Account Ten of Integrity Life Insurance Company.

Certain officers and directors of the Fund are also officers of ARM, ARM Securities, Integrity Capital Advisors, and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3. SUBSEQUENT EVENTS RELATING TO ARM AND INTEGRITY

On July 29, 1999, ARM announced that it is restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM. ARM's efforts to find a buyer have been unsuccessful. As a result, ARM has sought protection with respect to its insurance subsidiary, Integrity, from the Ohio Department of Insurance. Integrity is domiciled in Ohio. On August 20, 1999, Integrity consented to a Supervision Order issued by the Ohio Department of Insurance. The Supervision Order will remain in effect for 60 days. Unless the Ohio Department of Insurance begins proceedings for the appointment of a rehabilitator or liquidator, the Supervision Order may automatically be extended for successive 60-day periods until written notice is given to Integrity ending the supervision.

This regulatory action is intended to ensure an orderly process for addressing the financial obligations of Integrity and to protect the interests of its individual policyholders. ARM believes that Integrity has adequate assets to meet its obligations to individual retail policyholders. Integrity will continue payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but must receive written consent from the Ohio Department of Insurance for other payments. In particular, the Supervision Order suspends the processing of surrenders of policies except in cases of approved hardship. Integrity intends to seek appropriate relief to the extent necessary from the Securities and Exchange Commission to effectuate the suspension of surrenders.

The possibility exists that National Integrity could be placed under rehabilitation by the New York Department of Insurance if the New York Department believes that such action is necessary or appropriate to protect the interests of policyholders. New York is the domiciliary state of National Integrity.

The Board of Directors of ARM is continuing to explore all strategic alternatives, including the sale of ARM's subsidiaries or its businesses. There can be no assurance that a transaction for the sale of ARM's insurance subsidiaries or its businesses will be developed or consummated or as

     SELECT TEN PLUS FUND, LLC OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY

3. SUBSEQUENT EVENTS RELATING TO ARM AND INTEGRITY (CONTINUED)

to the price or value that might be obtained.

If ARM is unable to find a suitable buyer for its subsidiaries or its businesses or receive a significant infusion of capital from an investor or investors, then ARM's ability to continue as a going concern is in substantial doubt. Without the financial strength of a buyer or investor, ARM will likely not have adequate levels of capital to service its obligations, including the $38 million debt and $75 million of preferred stock. There can be no assurance that ARM will be able to obtain sufficient capital to meet its liquidity needs. Accordingly, ARM is considering all of the options available to it, including a possible bankruptcy filing at the holding company level.

Integrity Capital is a wholly owned subsidiary of ARM. Integrity Capital is dependent on ARM for its employees, overhead and services provided. The Board of Managers is monitoring the situation involving ARM. Pursuant to an Investment Services Agreement and Administrative Services Agreement, Integrity Capital's operations are administered and managed by ARM. Following the July 29, 1999 announcement, certain of ARM's insurance subsidiaries' ratings were lowered by four significant rating agencies. If ARM were to liquidate under federal or state bankruptcy laws, there can be no assurance that Integrity Capital would be able to provide services under the agreements mentioned above.